Revenue from Contracts with Customers - Receivables, Contract Assets and Contract Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2022	Feb. 23, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Accounts receivable, net	$ 157	$ 201	$ 169
Current contract liabilities (classified within other current liabilities)	(22)		(25)
Non-current contract liabilities (classified within other non-current liabilities)	$ (8)		$ (10)